Other Current Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Total other current assets	$ 120,631	$ 139,375
Deposit Acquisitions [Member]
Total other current assets	100,000	100,000
Prepaid Insurance [Member]
Total other current assets	$ 20,631	$ 39,375